Loss per share	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Loss per share

26. Loss per share

The loss and weighted average numbers of Ordinary Shares used in the calculation of loss per share are as follows:

	As at June 30
(US dollars in thousands)	2025	2024	2023
Loss for the year / period attributable to equity owners	(12,792)	(46,700)	(24,355)
Weighted average number of shares in issue (‘000s)	6,655	3,079	2,467
Basic loss per share (dollars)	(1.92)	(15.17)	(9.87)
Diluted loss per share (dollars)	(1.92)	(15.17)	(9.87)

On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.